Goodwill and Intangible Assets, Net (Details) - Schedule of goodwill - Successor [Member] $ in Thousands	1 Months Ended
Dec. 31, 2021 USD ($)
Goodwill [Line Items]
Balance as of November 26, 2021
Acquisition of Theraplant, LLC	19,922
Acquisition of True Harvest, LLC	51,736
December 31, 2021	$ 71,658